UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08332
Emerging Markets Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.5%

Security	Shares	Value

Automobiles — 4.3%

Hyundai Motor Co.	18,220	$2,131,899

		$2,131,899

Beverages — 2.6%

Cia de Bebidas das Americas, PFC Shares	12,850	$1,280,800

		$1,280,800

Chemicals — 1.9%

OCI Co., Ltd.	4,580	$923,113

		$923,113

Commercial Banks — 15.7%

Banco do Brasil SA	51,950	$709,456
China Construction Bank, Class H	1,364,000	1,098,037
Credicorp, Ltd.	9,414	855,639
Industrial & Commercial Bank of China, Ltd., Class H	1,765,000	1,285,141
Itau Unibanco Holding SA, PFC Shares	47,080	847,701
Kasikornbank PCL(1)	241,900	703,300
Sberbank of Russian Federation GDR(2)	5,800	1,446,463
Standard Chartered PLC	34,086	842,869

		$7,788,606

Computers & Peripherals — 1.3%

Wistron Corp.	435,000	$637,423

		$637,423

Construction & Engineering — 1.3%

Empresas ICA SAB de CV(3)	265,800	$627,658

		$627,658

Diversified Financial Services — 1.1%

BM&F Bovespa SA	89,400	$574,537

		$574,537

Electric Utilities — 2.3%

Cia Energetica de Minas Gerais, PFC Shares	80,438	$1,165,794

		$1,165,794

Electronic Equipment, Instruments & Components — 3.7%

Hon Hai Precision Industry Co., Ltd.(3)	529,402	$1,855,645

		$1,855,645

Energy Equipment & Services — 1.4%

Tenaris SA ADR	19,700	$681,817

		$681,817

Food & Staples Retailing — 1.0%

X5 Retail Group NV GDR(2)(3)	14,300	$479,895

		$479,895

Food Products — 1.5%

Kuala Lumpur Kepong Bhd	144,000	$727,512

		$727,512

Gas Utilities — 1.9%

Perusahaan Gas Negara PT	2,178,000	$923,298

		$923,298

Health Care Equipment & Supplies — 1.1%

Mindray Medical International, Ltd. ADR	16,900	$530,998

		$530,998

Household Durables — 1.0%

Desarrolladora Homex SAB de CV(3)	117,850	$495,254

		$495,254

Industrial Conglomerates — 2.7%

Beijing Enterprises Holdings, Ltd.	151,500	$981,566
NWS Holdings, Ltd.	192,000	343,596

		$1,325,162

Insurance — 5.4%

China Taiping Insurance Holdings Co., Ltd.(3)	472,400	$1,532,473
Samsung Fire & Marine Insurance Co., Ltd.	7,180	1,139,727

		$2,672,200

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Machinery — 3.0%

United Tractors Tbk PT	456,583	$935,833
Weg SA	58,500	541,247

		$1,477,080

Media — 2.0%

Grupo Televisa SA ADR	20,700	$360,387
Naspers, Ltd., Class N	18,750	631,415

		$991,802

Metals & Mining — 9.0%

Cia de Minas Buenaventura SA ADR	17,300	$665,012
Grupo Mexico SAB de CV, Series B	228,200	541,693
Impala Platinum Holdings, Ltd.	33,150	771,535
POSCO	2,720	1,030,637
Vale SA ADR	60,500	1,473,175

		$4,482,052

Oil, Gas & Consumable Fuels — 10.6%

CNOOC, Ltd.	947,000	$1,604,782
Petroleo Brasileiro SA	90,400	1,552,576
PTT Exploration & Production PCL(1)	224,000	981,684
Rosneft Oil Co. GDR(2)(3)	185,708	1,147,676

		$5,286,718

Pharmaceuticals — 2.0%

Teva Pharmaceutical Industries, Ltd. ADR	19,600	$1,019,004

		$1,019,004

Semiconductors & Semiconductor Equipment — 7.8%

Samsung Electronics Co., Ltd.	3,520	$2,207,793
Taiwan Semiconductor Manufacturing Co., Ltd.	893,148	1,669,332

		$3,877,125

Textiles, Apparel & Luxury Goods — 1.1%

China Dongxiang (Group) Co., Ltd.	853,000	$564,219

		$564,219

Transportation Infrastructure — 1.0%

China Merchants Holdings (International) Co., Ltd.	156,000	$513,011

		$513,011

Wireless Telecommunication Services — 2.8%

America Movil SAB de CV, Series L	352,700	$834,499
Philippine Long Distance Telephone Co. ADR	10,500	535,185

		$1,369,684

Total Common Stocks
(identified cost $37,428,187)		$44,402,306

Warrants — 10.0%

Security	Shares	Value

Commercial Banks — 1.9%

ICICI Bank, Ltd., Exp. 10/24/12(3)(4)	49,675	$917,696

		$917,696

Construction & Engineering — 2.0%

Larsen & Toubro, Ltd., Exp. 1/24/17(3)(4)	26,010	$1,012,934

		$1,012,934

IT Services — 2.6%

Infosys Technologies, Ltd., Exp. 6/30/11(3)	21,380	$1,284,724

		$1,284,724

Oil, Gas & Consumable Fuels — 1.3%

Reliance Industries, Ltd., Exp. 11/7/16(3)(4)	27,460	$644,291

		$644,291

Thrifts & Mortgage Finance — 2.2%

Housing Development Finance Corporation Ltd., Exp. 5/4/12(3)	17,535	$1,111,368

		$1,111,368

Total Warrants
(identified cost $3,693,582)		$4,971,013

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 0.4%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/10	$177	$176,620

Total Short-Term Investments
(identified cost $176,620)		$176,620

Total Investments — 99.9%
(identified cost $41,298,389)		$49,549,939

Other Assets, Less Liabilities — 0.1%		$60,110

Net Assets — 100.0%		$49,610,049

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Ltd.

PFC Shares - Preference Shares

(1)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)	Non-income producing security.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2010, the aggregate value of these securities is $2,574,921 or 5.2% of the Portfolio’s net assets.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

Brazil	16.4%	$8,145,286
China	16.3	8,110,227
South Korea	15.0	7,433,169
India	10.0	4,971,013
Taiwan	8.4	4,162,400
Russia	6.2	3,074,034
Mexico	5.8	2,859,491
Indonesia	3.7	1,859,131
Thailand	3.4	1,684,984
Peru	3.1	1,520,651
South Africa	2.8	1,402,950
Israel	2.0	1,019,004
United Kingdom	1.7	842,869
Malaysia	1.5	727,512
Argentina	1.4	681,817
Philippines	1.1	535,185
Hong Kong	0.7	343,596
United States	0.4	176,620

Total Investments	99.9%	$49,549,939

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investments, at value (identified cost, $41,298,389)	$49,549,939
Foreign currency, at value (identified cost, $77,002)	76,800
Dividends receivable	104,549

Total assets	$49,731,288

Liabilities

Payable to affiliates:
Investment adviser fee	$31,730
Administration fee	10,432
Trustees’ fees	645
Accrued foreign capital gains taxes	11,233
Accrued expenses	67,199

Total liabilities	$121,239

Net Assets applicable to investors’ interest in Portfolio	$49,610,049

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$41,370,867
Net unrealized appreciation	8,239,182

Total	$49,610,049

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends (net of foreign taxes, $52,277)	$518,119
Interest	9

Total investment income	$518,128

Expenses

Investment adviser fee	$213,286
Administration fee	70,531
Trustees’ fees and expenses	1,283
Custodian fee	74,547
Legal and accounting services	18,922
Miscellaneous	5,177

Total expenses	$383,746

Net investment income	$134,382

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,614,540
Foreign currency transactions	(18,504)

Net realized gain	$1,596,036

Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $1,161)	$(6,121,399)
Foreign currency	(10,474)

Net change in unrealized appreciation (depreciation)	$(6,131,873)

Net realized and unrealized loss	$(4,535,837)

Net decrease in net assets from operations	$(4,401,455)

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$134,382	$592,507
Net realized gain (loss) from investment and foreign currency transactions	1,596,036	(3,543,358)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(6,131,873)	28,952,866

Net increase (decrease) in net assets from operations	$(4,401,455)	$26,002,015

Capital transactions —
Contributions	$928,090	$6,993,900
Withdrawals	(9,098,137)	(13,228,071)

Net decrease in net assets from capital transactions	$(8,170,047)	$(6,234,171)

Net increase (decrease) in net assets	$(12,571,502)	$19,767,844

Net Assets

At beginning of period	$62,181,551	$42,413,707

At end of period	$49,610,049	$62,181,551

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.36	%(2)	1.39%	1.33%	1.31%	1.32%	1.38	%(3)
Net investment income	0.48	%(2)	1.17%	1.03%	1.45%	1.89%	1.59%
Portfolio Turnover	10	%(4)	75%	114%	68%	35%	32%

Total Return	(7.54	)%(4)	67.93%	(57.39)%	25.41%	26.86%	31.60%

Net assets, end of period (000’s omitted)	$49,610		$62,182	$42,414	$178,551	$177,728	$117,679

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser voluntarily waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the year ended December 31, 2005.

(4)	Not annualized.

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Emerging Markets Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2010, Eaton Vance Emerging Markets Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s

Emerging Markets Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

Effective October 20, 2009, the Portfolio is subject to a two percent transaction tax on foreign currency inflows for new investments in publicly-held companies in Brazil. Such tax is included in net realized gain (loss) on foreign currency.

As of June 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2010, the investment adviser fee was 0.75% (annualized) of the Portfolio’s average daily net assets and amounted to $213,286. In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million. On

Emerging Markets Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2010, the administration fee was 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $70,531.

Except for Trustees of the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,558,911 and $13,476,321, respectively, for the six months ended June 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,432,133

Gross unrealized appreciation	$10,482,553
Gross unrealized depreciation	(2,364,747)

Net unrealized appreciation	$8,117,806

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Emerging Markets Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$855,641	$3,327,534		$—	$4,183,175
Consumer Staples	1,280,800	1,207,407		—	2,488,207
Energy	4,363,753	1,604,782		—	5,968,535
Financials	2,987,333	8,048,010		—	11,035,343
Health Care	1,550,002	—		—	1,550,002
Industrials	1,168,904	2,774,006		—	3,942,910
Information Technology	—	6,370,192		—	6,370,192
Materials	2,679,880	2,725,286		—	5,405,166
Telecommunication Services	1,369,684	—		—	1,369,684
Utilities	1,165,794	923,298		—	2,089,092

Total Common Stocks	$17,421,791	$26,980,515	*	$—	$44,402,306

Warrants
Energy	$—	$644,291		$—	$644,291
Financials	—	2,029,064		—	2,029,064
Industrials	—	1,012,934		—	1,012,934
Information Technology	—	1,284,724		—	1,284,724

Total Warrants	$—	$4,971,013		$—	$4,971,013

Short-Term Investments	$—	$176,620		$—	$176,620

Total Investments	$17,421,791	$32,128,148		$—	$49,549,939

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

8   Plan of Reorganization

In April 2010, the Trustees of Eaton Vance Emerging Markets Fund (the Fund) approved an Agreement and Plan of Reorganization (the Agreement) whereby the Eaton Vance Structured Emerging Markets Fund would acquire all the assets and assume all the liabilities of the Fund in exchange for Class A shares of Eaton Vance Structured Emerging Markets Fund. In conjunction with the reorganization, the Fund would receive its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. The Portfolio would be dissolved upon consummation of the proposed reorganization. The shareholders of the Fund approved the proposed reorganization on August 13, 2010. Subject to the satisfaction of the conditions of the Agreement, the transactions are expected to occur no later than September 24, 2010.

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Emerging Markets Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Emerging Markets Fund (the “Fund”) invests, with Lloyd George Investment Management (Bermuda) Limited (the “Adviser”), as well as the administration agreement of the Portfolio with Eaton Vance Management (“EVM” or the “Administrator”) and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser’s and Administrator’s management capabilities and the Adviser’s investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets, including Asia. The Board noted the Adviser’s experience in managing equity funds that invest in Asian securities. The Board noted that the Adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment team with first hand knowledge of country and market factors affecting securities in which the Portfolio invests. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser, the Administrator and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and Administrator and its affiliates to requests in recent years from the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board noted that actions have been taken by the Adviser in recent years to improve Fund performance and further noted that, in response to inquiries from the Contract Review Committee regarding the longer-term prospects of the Fund, management had proposed to merge the Fund with another fund within the Eaton Vance family of funds. In light of the foregoing, the Board concluded that additional time is required to evaluate the effectiveness of such action.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board also considered the fact that the Adviser and the Administrator had undertaken to waive fees and/or pay expenses of the Fund permanently in an agreed upon amount.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Administrator, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and Administrator, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s and Administrator’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

Eaton Vance Emerging Markets Fund

OFFICERS AND TRUSTEES

Eaton Vance Emerging Markets Fund

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Emerging Markets Fund

OFFICERS AND TRUSTEES CONT’D

Emerging Markets Portfolio

Officers Hon. Robert Lloyd George President William Walter Raleigh Kerr Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser of Emerging Markets Portfolio
Lloyd George Investment Management
(Bermuda) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Sponsor and Manager of Eaton Vance Emerging Markets Fund
and Administrator of Emerging Markets Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Emerging Markets Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

132-8/10	EMSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Emerging Markets Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	August 11, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 11, 2010

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	August 11, 2010